Investment Properties (Tables)	12 Months Ended
Dec. 31, 2013
Investment Properties
Schedule of investment properties

	2013	2012
Land	$659,808	$660,605
Buildings and improvements	4,065,122	4,000,309

Total land, buildings and improvements	4,724,930	4,660,914
Furniture, fixtures and equipment	64,775	63,915

Investment properties at cost	4,789,705	4,724,829
Less—accumulated depreciation	1,974,949	1,832,035

Investment properties at cost, net	$2,814,756	$2,892,794

Construction in progress included above	$35,837	$52,641